Lines of business	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Lines of business
Lines of business

We have an internal information system that produces performance data along product and service lines for our two principal businesses and the Other segment.

Business accounting principles

Our business data has been determined on an internal management basis of accounting, rather than the generally accepted accounting principles used for consolidated financial reporting. These measurement principles are designed so that reported results of the businesses will track their economic performance.

Business results are subject to reclassification when organizational changes are made or when improvements are made in the measurement principles. In 2016, BNY Mellon reclassified the results of our credit-related activities to the Investment Services segment from the Other segment. This reclassification reflects our strategy to provide credit services to our Investment Services clients and did not impact the consolidated results. Also, concurrent with this reclassification, the provision for credit losses associated with the respective credit portfolios is now reflected in each business segment. All prior periods have been restated.

Beginning in 2016, we revised the net interest revenue for our business to reflect adjustments to our transfer pricing methodology to better reflect the value of certain deposits. Also in 2016, we refined the expense allocation process for indirect expenses to simplify the expenses recorded in the Other segment to include only expenses not directly attributable to the Investment Management and Investment Services operations. These changes did not impact the consolidated results.

The accounting policies of the businesses are the same as those described in Note 1 of the Notes to Consolidated Financial Statements.

The primary types of revenue for our two principal businesses and the Other segment are presented below:

Business	Primary types of revenue
Investment Management
•   Investment management and performance fees from:
Mutual funds
Institutional clients
Private clients
High net worth individuals and families, endowments and foundations and related entities
•   Distribution and servicing fees
•   Other revenue from seed capital investments

Investment Services
•   Asset servicing fees, including institutional trust and custody fees, accounting, broker-dealer services, securities lending and collateral and liquidity services
•   Issuer services fees, including Corporate Trust and Depositary Receipts
•   Clearing services fees
•   Treasury services fees, including global payment services, trade finance and cash management
•   Foreign exchange revenue
•   Financing-related fees and net interest revenue from credit-related activities

Other segment
•   Net interest-revenue and lease-related gains (losses) from leasing operations
•   Gain (loss) on securities and net interest revenue from corporate treasury activity
•   Other trading revenue from derivatives and other trading activity
•   Results of business exits

The results of our businesses are presented and analyzed on an internal management reporting basis:

•
Revenue amounts reflect fee and other revenue generated by each business. Fee and other revenue transferred between businesses under revenue transfer agreements is included within other revenue in each business.

•
Revenues and expenses associated with specific client bases are included in those businesses. For example, foreign exchange activity associated with clients using custody products is included in Investment Services.

•
Net interest revenue is allocated to businesses based on the yields on the assets and liabilities generated by each business. We employ a funds transfer pricing system that matches funds with the specific assets and liabilities of each business based on their interest sensitivity and maturity characteristics.

•	The provision for credit losses associated with the respective credit portfolios is reflected in each business segment.

•	Incentive expense related to restricted stock is allocated to the businesses.

•	Support and other indirect expenses are allocated to businesses based on internally developed methodologies.

•	Recurring FDIC expense is allocated to the businesses based on average deposits generated within each business.

•	Litigation expense is generally recorded in the business in which the charge occurs.

•
Management of the investment securities portfolio is a shared service contained in the Other segment. As a result, gains and losses associated with the valuation of the securities portfolio are included in the Other segment.

•
Client deposits serve as the primary funding source for our investment securities portfolio. We typically allocate all interest revenue to the businesses generating the deposits. Accordingly, accretion related to the portion of the investment securities portfolio restructured in 2009 has been included in the results of the businesses.

•	M&I expense is a corporate level item and is recorded in the Other segment.

•	Restructuring charges relate to corporate-level initiatives and were therefore recorded in the Other segment.

•	Balance sheet assets and liabilities and their related income or expense are specifically assigned to each business. Businesses with a net liability position have been allocated assets.

•	Goodwill and intangible assets are reflected within individual businesses.

Total revenue includes approximately $2.2 billion in 2016, $2.3 billion in 2015 and $2.3 billion in 2014 of international operations domiciled in the UK which comprised 14%, 15% and 15% of total revenue, respectively.

The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2016	Investment Management		Investment Services	Other	Consolidated
(dollar amounts in millions)
Fee and other revenue	$3,424	(a)	$8,299	$366	$12,089	(a)
Net interest revenue	327		2,797	14	3,138
Total revenue	3,751	(a)	11,096	380	15,227	(a)
Provision for credit losses	6		8	(25)	(11)
Noninterest expense	2,778		7,342	394	10,514	(b)
Income before taxes	$967	(a)	$3,746	$11	$4,724	(a)(b)
Pre-tax operating margin (c)	26%		34%	N/M	31%
Average assets	$30,169		$273,808	$54,500	$358,477

(a)
Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $16 million, representing $26 million of income and noncontrolling interests of $10 million. Income before taxes is net of noncontrolling interests of $10 million.

(b)	Noninterest expense includes a loss attributable to noncontrolling interest of $9 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2015	Investment Management		Investment Services	Other	Consolidated
(dollar amounts in millions)
Fee and other revenue	$3,587	(a)	$8,177	$336	$12,100	(a)
Net interest revenue	319		2,622	85	3,026
Total revenue	3,906	(a)	10,799	421	15,126	(a)
Provision for credit losses	(1)		28	133	160
Noninterest expense	2,859		7,502	434	10,795	(b)
Income (loss) before taxes	$1,048	(a)	$3,269	$(146)	$4,171	(a)(b)
Pre-tax operating margin (c)	27%		30%	N/M	28%
Average assets	$30,928		$286,617	$54,642	$372,187

(a)
Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $18 million, representing $86 million of income and noncontrolling interests of $68 million. Income before taxes is net of noncontrolling interests of $68 million.

(b)	Noninterest expense includes a loss attributable to noncontrolling interest of $4 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2014	Investment Management		Investment Services	Other	Consolidated
(dollar amounts in millions)
Fee and other revenue	$3,657	(a)	$7,882	$1,189	$12,728	(a)
Net interest revenue	274		2,468	138	2,880
Total revenue	3,931	(a)	10,350	1,327	15,608	(a)
Provision for credit losses	—		(21)	(27)	(48)
Noninterest expense	3,039		8,241	897	12,177
Income before taxes	$892	(a)	$2,130	$457	$3,479	(a)
Pre-tax operating margin (b)	23%		21%	N/M	22%
Average assets	$37,655		$271,477	$63,434	$372,566

(a)
Both fee and other revenue and total revenue include net income from consolidated investment management funds of $79 million, representing $163 million of income and noncontrolling interests of $84 million. Income before taxes is net of noncontrolling interests of $84 million.

(b)	Income before taxes divided by total revenue.